Related party transactions	6 Months Ended
Sep. 30, 2021
Related party transactions
Related party transactions

10   Related party transactions

Transactions with joint ventures and associates

Related party transactions with the Group’s joint ventures and associates primarily consists of fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling ventures. No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these unaudited condensed consolidated financial statements except as disclosed below.

	Six months ended 30 September
	2021	2020
	€m	€m
Sales of goods and services to associates	10	7
Purchase of goods and services from associates	4	3
Sales of goods and services to joint ventures	103	100
Purchase of goods and services from joint ventures	132	90
Interest income receivable from joint ventures[1]	26	29
Interest expense payable to joint ventures[2]	26	29

	30 September	31 March
	2021	2021
	€m	€m
Trade balances owed:
from associates	9	3
to associates	4	5
from joint ventures	99	88
to joint ventures	30	31
Other balances owed from associates	—	56
Other balances owed from joint ventures[1]	997	955
Other balances owed to joint ventures[2]	1,484	1,575

Notes:

1.	Amounts arise primarily through VodafoneZiggo, TPG Telecom Limited and INWIT S.p.A. Interest is charged in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from INWIT S.p.A.

In the six months ended 30 September 2021 the Group made contributions to defined benefit pension schemes of €12 million (2020: €99 million).

Dividends of €1.1 million were paid to Board and Executive Committee members (2020: €1.0 million).

Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.